Bank Line of Credit and Term Loan - Schedule of Maturities of Long-Term Debt (Details) (Secured Debt, USD $)	Dec. 30, 2013
Secured Debt
Debt Instrument [Line Items]
2014	$ 1,925,000
2015	1,925,000
2016	1,925,000
2017	35,625,000
Long-term debt	$ 41,400,000